Financial Instruments - Fair values and risk management (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Schedule of Classification and Carrying Amounts of Group's Financial Assets and Financial Liabilities

The following tables show the classification and carrying amounts of Group’s financial assets and financial liabilities as at December 31, 2022 and 2021.

Financial assets	31/12/22	31/12/21
Financial assets measured at amortised cost
Other non-current receivables	5,894	4,854
Trade receivables	39,056	41,259
Other current receivables	16,279	11,018
Cash and cash equivalents	54,475	53,472
Total (a)	115,704	110,603
Financial assets measured at fair value
Forward exchange contracts	925	96
Total (b)	925	96
Total financial assets (a+b)	116,629	110,699

Financial assets measured at amortised cost include trade receivables, other receivables (non-current and current) and cash and cash equivalents. Financial assets at fair value reflect the positive change in fair value of forward exchange contracts that are not designated as hedge relationships, but are, nevertheless, intended to reduce the level of foreign currency risk for future cash flows from accounts receivables and sale orders.

For further details on “Trade receivables”, “Other receivables”, “Cash and cash equivalents” and “Forward exchange contracts” reference should be made to notes 15, 12-16, 17 and 29, respectively.

Financial liabilities	31/12/22	31/12/21
Financial liabilities measured at amortised cost
Long-term borrowings	17,289	17,439
Lease liabilities	51,849	57,138
Bank overdrafts and short-term borrowings	29,254	36,147
Trade payables	78,399	89,215
Other payables	34,322	31,453
Total (a)	211,113	231,392
Financial liabilities measured at fair value
Forward exchange contracts	66	691
Total (b)	66	691
Total financial liabilities (a+b)	211,179	232,083

Summary of Carrying Amount and Fair Value of Financial Assets and Financial Liabilities

The following tables show the carrying amount and fair value of Group’s financial assets and financial liabilities as at December 31, 2022 and 2021, other than those with carrying amount that are reasonable approximation of fair value.

	31/12/22		31/12/21
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Forward exchange contracts	925	925	96	96
Financial liabilities
Floating-rate borrowings	10,423	10,540	9,347	9,552
Fixed rate borrowings	6,866	7,925	8,092	9,308
Total long-term borrowings	17,289	18,465	17,439	18,860
Forward exchange contracts	66	66	691	691

Impairment on Financial Assets Recognised in Profit or Loss

Impairment losses on financial assets recognised in profit or loss for the years ended December 31, 2022, 2021 and 2020 are related mainly to trade receivables and are as follows:

	2022	2021	2020
Impairment loss on trade receivables	331	110	1,802

Summary of Percentage of Revenue and Trade Receivables

	31/12/22	31/12/21	31/12/20
Revenue	59,838	48,457	38,401
Trade receivables	5,314	6,953	5,961

Summary of Insured and Non-insured Trade Receivables

As at December 31, 2022 and 2021, insured and non-insured trade receivables are as follows:

	31/12/22	31/12/21
Insured trade receivables	25,624	26,459
Non-insured trade receivables	19,036	20,125
Gross trade receivables	44,660	46,584
Provision for doubtful accounts	(5,604)	(5,325)
Net trade receivables	39,056	41,259

Summary of Trade Receivables Past Due

As at December 31, 2022 and 2021 the ageing of trade receivables is as follows:

	31/12/22	31/12/21
Current (not past due)	29,111	30,146
From 1 to 29 days past due	7,158	7,854
From 30 to 60 days past due	1,355	1,030
From 61 to 90 days past due	563	355
More than 90 days past due	6,473	7,199
Gross trade receivables	44,660	46,584
Provision for doubtful accounts	(5,604)	(5,325)
Net trade receivables	39,056	41,259

Summary of Information about Credit Risk Exposure on Trade Receivables Using a Provision Matrix

Set out below is the information about the credit risk exposure on the Group’s trade receivables using a provision matrix as at December 31, 2022 and 2021, further to the adoption of IFRS 9.

December 31, 2022

	Days past due
	<30 days	30-60 days	61-90 days	> 90 days	Total
Trade receivables subject to collective valuation	2,332	68	84	30	2,514
Trade receivables subject to specific valuation					42,146
Total gross carrying amount					44,660
Default rate	0.53%	5.46%	17.08%	43.47%
Expected credit loss	12	4	14	13	43

December 31, 2021

	Days past due
	<30 days	30-60 days	61-90 days	> 90 days	Total
Trade receivables subject to collective valuation	15,783	266	6	—	16,055
Trade receivables subject to specific valuation					30,529
Total gross carrying amount					46,584
Default rate	0.54%	5.55%	12.71%	28.86%
Expected credit loss	85	15	1	—	101

Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments

The tables below summarize the remaining contractual maturities of financial liabilities as at December 31, 2022 and 2021. The amounts are gross and undiscounted, and include contractual interest payments and exclude the impact of netting agreements.

December 31, 2022

	Less than 2 months	2 to 12 months	1 to 2 years	2 to 5 years	More than 5 years	Total
Long-term borrowings	577	6,015	4,124	5,534	2,273	18,523
Lease liabilities	1,895	11,509	10,190	24,926	12,820	61,340
Bank overdrafts and short-term borrowings	29,254	—	—	—	—	29,254
Trade and other payables	34,322	78,399	—	—	—	112,721
Losses on derivative financial instruments	66	—	—	—	—	66
Total financial liabilities	66,114	95,923	14,314	30,460	15,093	221,904

December 31, 2021

	Less than 2 months	2 to 12 months	1 to 2 years	2 to 5 years	More than 5 years	Total
Long-term borrowings	774	3,981	5,935	6,006	2,807	19,503
Lease liabilities	1,889	11,241	12,760	25,659	14,305	65,854
Bank overdrafts and short-term borrowings	36,147	—	—	—	—	36,147
Trade and other payables	31,453	89,215	—	—	—	120,668
Losses on derivative financial instruments	691	—	—	—	—	691
Total financial liabilities	70,954	104,437	18,695	31,665	17,112	242,863

Summary of Sensitivity to Reasonably Possible Change in Interest Rates on that Portion of Loans and Borrowings Affected

The following tables demonstrate the sensitivity to a reasonably possible change in interest rates on that portion of loans and borrowings affected. With all other variables held constant, the Group’s profit before tax is affected through the impact on floating rate borrowings as follows:

	Increase/decrease in basis points	Effect on profit before tax
December 31, 2022	+45	(52)
December 31, 2022	-45	52
December 31, 2021	+45	(43)
December 31, 2021	-45	43
December 31, 2020	+45	(38)
December 31, 2020	-45	38

Summary of Sensitivity to Reasonably Possible Change in Foreign Exchange Rates and Impact on Profit Before Tax

The following tables demonstrate the sensitivity to a reasonably possible change in foreign exchange rates, with all other variables held constant.

The Group’s profit before tax is affected through the change in foreign in exchange rates as follows:

	Change in foreign exchange rates	Effect on profit before tax
December 31, 2022	+5%	4,287
December 31, 2022	-5%	(4,798)
December 31, 2021	+5%	5,381
December 31, 2021	-5%	(5,113)
December 31, 2020	+5%	2,161
December 31, 2020	-5%	(2,447)

Summary of Financial Assets and Financial Liabilities Denominated in Foreign Currency

As at December 31, 2022 and 2021 the Group’s financial assets and financial liabilities denominated in foreign currency are as follows:

Financial assets	31/12/22	31/12/21
Trade receivables	25,055	29,434
Cash and cash equivalents	45,820	48,014
Total financial assets	70,875	77,448

Financial liabilities	31/12/22	31/12/21
Long-term borrowings	461	611
Lease liabilities	35,602	37,643
Bank overdraft and short-term borrowings	14,668	24,783
Trade payables	27,169	35,524
Total financial liabilities	77,900	98,561

Summary of Quantitative Information about Exposure to Currency Risk

As at December 31, 2022 and 2021, the summary quantitative data about Group’s exposure to currency risk as reported to the management of the Group is as follows:

December 31, 2022

	Financial Assets (a)	Financial liabilities (b)	Net Exposure (c) = (a)-(b)
U.S. dollars	35,160	41,618	(6,458)
Chinese Yuan	14,681	8,206	6,475
British pounds	9,499	10,089	(590)
Brazilian Reais	4,457	2,371	2,086
Canadian dollars	397	427	(30)
Romanian Leu	2,723	8,732	(6,009)
Mexican pesos	1,713	1,850	(137)
Other	2,245	4,607	(2,362)
Total	70,875	77,900	(7,025)

December 31, 2021

	Financial Assets (a)	Financial liabilities (b)	Net Exposure (c) = (a)-(b)
U.S. dollars	29,658	46,930	(17,272)
Chinese Yuan	18,927	14,192	4,735
British pounds	15,027	16,664	(1,637)
Brazilian Reais	4,334	2,435	1,899
Canadian dollars	2,263	1,290	973
Mexican pesos	1,395	1,883	(488)
Romanian Leu	666	7,934	(7,268)
Other	5,178	7,233	(2,055)
Total	77,448	98,561	(21,113)

Reconciliation of Movements of Liabilities to Cash Flows Arising from Financing Activities

The following tables show the reconciliation of movements of financial liabilities to cash flows arising from financing activities for the three years ended December 31, 2022, 2021 and 2020.

December 31, 2022

	Jan. 1, 2022	Cash outflows	Cash inflows	Changes in fair value	Other changes	Dec. 31, 2022
Long-term borrowings	17,439	(4,473)	4,038	—	286	17,290
Lease liabilities	57,138	(10,049)	—	—	4,760	51,849
Short-term borrowings	34,924	(7,424)	—	—	—	27,500
Bank overdrafts	1,223	—	531	—	—	1,754
Non-controlling interests	1,511	(551)	1,739	—	1,999	4,698
Total liabilities from financing activities	112,235	(22,497)	6,308	—	7,045	103,091

Bank overdrafts are used only for cash management purposes.

December 31, 2021

	Jan. 1, 2021	Cash outflows	Cash inflows	Changes in fair value	Other changes	Dec. 31, 2021
Long-term borrowings	16,426	(4,788)	5,873	—	(72)	17,439
Lease liabilities	53,593	(10,090)	—	—	13,635	57,138
Short-term borrowings	28,701	—	6,210	—	13	34,924
Bank overdrafts	2,111	(888)	—	—	—	1,223
Non-controlling interests	1,020	(545)	144	—	892	1,511
Total liabilities from financing activities	101,851	(16,311)	12,227	—	14,468	112,235

Bank overdrafts are used only for cash management purposes.

December 31, 2020

	Jan. 1, 2020	Cash outflows	Cash inflows	Changes in fair value	Other changes	Dec. 31, 2020
Long-term borrowings	18,412	(2,675)	875	—	(186)	16,426
Lease liabilities	57,367	(9,907)	—	—	6,133	53,593
Short-term borrowings	22,196	—	6,518	—	(13)	28,701
Bank overdrafts	1,974	—	137	—	—	2,111
Non-controlling interests	1,692	(388)	—	—	(284)	1,020
Total liabilities from financing activities	101,641	(12,970)	7,530	—	5,650	101,851

Bank overdrafts are used only for cash management purposes.